Summary of Significant Accounting Policies - Summary of Property and Equipment and Their Estimated Useful Lives (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Computers and Hardware
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	3 years	3 years
Furniture and Fixtures
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	7 years	7 years
Lab Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	5 years	5 years
Building and Improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets		25 years
Leasehold Improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	Shorter of the lease term (including estimated renewals) or the estimated useful lives of the improvements	Shorter of the lease term (including estimated renewals) or the estimated useful lives of the improvements